UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2008

Item 1. Report to Stockholders.

FundX Upgrader Funds

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund
FundX Stock Upgrader Fund
FundX ETF Aggressive Upgrader Fund
FundX ETF Upgrader Fund
FundX Tactical Upgrader Fund

Annual Report
October 31, 2008

FUNDX UPGRADER FUNDS

October 31, 2008

Dear Shareholders,

Our last fiscal year-end in October 2007 turned out to mark a peak in the market. Since then, markets worldwide have declined dramatically and volatility has hit all time highs, leaving few areas of the investment world unscathed.

Looking at performance during this period – from a significant market peak to what many hope is the beginning of a bottoming process – is painful. In fact, the decline this past year in the S&P 500 has already exceeded the worst bear market since WWII. The FundX Upgrader funds all suffered their greatest historical declines since inception, buffered only by any inherent allocation to fixed income (RELAX and INCMX).

Over the longer term, our returns are at least positive. The FundX Upgrader Funds that have been around the longest – FUNDX, HOTFX, RELAX, and INCMX – all have positive returns since inception. (Performance of the funds since inception starts on page 10 of this report). And, as we will describe below, our Upgrading strategy has continued to add value versus a static buy and hold allocation.

As the credit market crisis escalated, major financial firms collapsed and repercussions of the crisis continue to be felt.  Governments globally intervened and have become more coordinated in taking unprecedented actions to address the liquidity crisis.  Yet, fear and uncertainty have permeated the markets for much of the 12 months ending October 31, 2008.

Economic conditions are worrisome and may get worse before they get better.  However, we believe that we should focus on market conditions rather than economic news.  History has shown that market action tends to precede the news, and that the market therefore tends to turn before the reasons become clear. All market trends, up or down, end eventually. Markets have lost this much before and things have gotten better.

We thank you for your perseverance and your commitment to our Upgrading approach through these tumultuous 12 months. As painful as this period has been, we must look forward and remain disciplined and committed to our long-term investment strategy.

MARKET PERSPECTIVE

The market’s descent began in October, 2007 and barely paused in its downward trajectory. By June, the Dow Jones Industrial Average (DJIA) had slid nearly 20% from its October 2007 peak – the technical definition of a bear market.

Bear market conditions continued to set in as the credit crisis came to a head in September.  Lending between banks ground to a halt, and corporate borrowing costs soared. Lehman Brother’s bankruptcy forced one of the oldest money market funds to “break the buck,” sparking a flight to short-term Treasuries and driving down yields to nearly zero.

The pain continued through most of October, one of the worst months ever for markets worldwide.  Panic that the world was heading into recession carved trillions in value from global markets, the most ever recorded.  A bounce was seen in the final week of October, ironically, the best week for the U.S. market in 34 years.

No one can know exactly when this bear market will end. Governments and central banks around the world remain committed to reducing interest rates, persuading banks to lend and jump-starting stagnating economies with stimulus plans.

History shows that investors often make the mistake of bailing out near market bottoms, forgetting perhaps that market recoveries often occur in bursts, particularly during the months following a market bottom. Many companies are in serious trouble, but many others are actually in reasonably good shape. Investors’ inability to distinguish between good and bad investments as they move to simply reduce their exposure to stocks may create opportunities for more deliberate investors to buy bargains and ultimately support the broader market.

RELATIVE VALUE ADDED

For the 12-months ending October 31, 2008, the S&P 500 was down 36.10%, and the DJIA sank 31.23%. Overseas markets fared worse. The Europe Australasia and Far East (EAFE) index fell 48.14%. Emerging markets fared worse: the MSCI Brazil, Russia, India, and China (BRIC) index lost a whopping 62.65%.

Most of the equity FundX Upgrader Funds posted their worst losses on record in these brutal 12 months, but we believe we have added relative value during this time period by continuing to follow our Upgrading investment strategy. Our performance-based strategy prompted important portfolio changes over these past 12 months.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

After years of consistent leadership by international funds and especially emerging markets, domestic funds are now outperforming. Our fund portfolios were overweight foreign stocks for the past several years and began this year with close to 80% exposure to foreign markets. Since the first quarter of this year, however, we have reduced our foreign exposure. As of October 31, 2008, most fund portfolios are now invested almost 100% in domestic funds.

Growing global demand fueled the outperformance of energy and natural resources funds, causing these funds to lead in 2007 and through the first half of 2008. Oil prices peaked in mid-July at $147 a barrel, but retreated sharply in the following months. Oil prices tumbled 33% during October 2008, the largest monthly drop since futures trading began in 1983. Energy and natural resources holdings were sold in favor of more defensive sector funds focused in health care and consumer staples.

For more on how these changes affected each of the FundX Upgrader Funds, see Management Discussion of Fund Performance, below.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Much has changed in the financial markets over the past twelve months, and those changes are reflected in our portfolios.  In our equity-based funds, almost no underlying funds remained in the portfolios over the entire course of the year.  We incrementally shifted our exposure to various industry sectors, investment styles and geographic regions with the relative performance of funds as our guideposts.

FUNDX UPGRADER FUND (FUNDX)

Whereas at the start of our fiscal year, October 31, 2007, the FundX Upgrader Fund was comprised of 75% non-U.S. holdings, as of October 31, 2008, the portfolio had almost no foreign exposure.  Emerging markets funds were eliminated from the portfolio in the second quarter of this year, after comprising 16% of holdings a year ago.  Market capitalization of the stocks represented in the funds we own is skewed toward mid-cap and smaller names; a year ago the portfolio was decidedly more large-cap.

Health care and consumer staples are among the industries more heavily represented at fiscal year-end.  Financial services are at half the weight they were a year ago.

The worst performing funds this past year were BlackRock Global Resources (SGLSX) (-58%), Fidelity Leveraged Company Stock (FLVCX) (-50%) and iShares S&P Mid Cap 400 Value (IJJ) (-47%).

There were few winners this past year, although PowerShares DB Commodity Index (DBC) managed to show a 9% return for the three months it was held and John Hancock Large Cap Equity (TAGRX) gained 17% over six months.

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

At the start of the fiscal year, October 31, 2007, HOTFX was comprised of 80% non-U.S. holdings.  As of 10/31/2008 the portfolio had less than 2% foreign exposure.  Emerging markets funds were eliminated from the portfolio in the second quarter of this year, after comprising 41% of holdings a year ago.  Market capitalization of the stocks represented in the funds at fiscal year-end is skewed toward mid-cap and smaller names; a year ago the portfolio was weighted toward more large-cap names.

Health care and consumer staples are among the industries most heavily represented at fiscal year-end.  Financial services are at half the weight they were a year ago.

The worst performing funds this past year were BlackRock Global Resources (SGLSX) (-57%), Fidelity Leveraged Company Stock (-50%) and PowerShares Water Resources (PHO) (-45%).

There were few winners this past year, although PowerShares DB Commodity Index (DBC) managed to add value to the portfolio during the three months it was held, as did John Hancock Large Cap Equity (TAGRX).

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

At the start of 2008 (two months after the start of our fiscal year), the Conservative Upgrader was modified to become a mix of roughly 60% core equity funds, with the balance in a mix consistent with our flexible income model.  This shift to an even more moderate approach than had previously been used proved to be very timely indeed, as the portfolio was poised to better withstand the harsh buffeting of a stormy market.

The weakest performers in the portfolio during the fiscal year were core equity funds, including the S&P Mid Cap 400 SPDR (MDY) (-38%) and the iShares Mid Cap 400 Index (IJH) (-36%).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

PIMCO Commodity Real Return (PCRIX) offered a strong positive return during the nine months it was held, and iShares Lehman 1-3 Year Treasury (SHY) showed a nice 4.4% gain during its tenure.

FUNDX FLEXIBLE INCOME FUND (INCMX)

At the start of the fiscal year (October 31, 2007), approximately 30% of the portfolio consisted of hybrid funds from our Class 4 listings.  These included Buffalo Balanced, Permanent Portfolio and Matthews Asian Growth and Income.  By the end of the fiscal year just 10% of the portfolio was in such hybrid funds.  Merger (MERFX) and Gateway (GETYX) were in the portfolio at both the start and at the end of the period.

Global and international bond funds, a 10% slice of the portfolio a year ago, are no longer part of the portfolio, virtually all in domestic holdings at fiscal year-end.  High yield funds (which had been sizable components of the portfolio in 2005 and 2006) also comprised 10% of the holdings at the start of the fiscal year, but those remaining positions were removed in December and February.  Average credit quality increased from A to AAA over the course of the 12 months, not surprising, as over 70% of the portfolio consists of US Treasury securities, mostly in the form of Treasury related exchange traded funds (ETFs).  This translates into a dramatically more conservative posture for the portfolio.

The biggest gainer for the period was PIMCO Commodity Real Return Index (PCRIX), up 17%.  Other gains came from iShares Lehman 1-3 Year Treasury Fund (SHY), up 5%, which was the portfolio’s largest holding at year-end.

Gateway (GATEX) posted the biggest individual loss (-14%) during the year, followed by Matthews Asian Growth & Income (-12%).

FUNDX STOCK UPGRADER FUND (STOCX)

STOCX has a mandate to stay well diversified, so no one stock, industry or sector is likely to have great influence.

As usual, the STOCX portfolio held a variety of significant gainers and losers. The best performers this fiscal year were CONSOL Energy Inc., up 47%, Occidental Petroleum Corp., up 35% and EOG Resources, up 22%.  The three biggest losers during this 12 month period were Massey Energy Co., -60%; AK Steel Holding Corp., -51%; and Peabody Energy Corp., -44%.

FUNDX ETF AGGRESSIVE UPGRADER FUND (UNBOX)

Exposure to non-US stocks has decreased dramatically, from roughly 86% of the portfolio in October 2007, to virtually zero as of October 31, 2008, the end of our fiscal year.

Also, at the start of the period the portfolio was entirely comprised of speculative ETFs.  By the end of the fiscal year about 15% of the portfolio was in more diversified core ETFs.

The worst performing funds this past year were real estate, Russia and China funds.  PowerShares Golden Dragon (PGJ) (-26%) was sold by February; iShares Xinhua China (FXI) (-33%) was sold by June; Market Vectors Russia (RSX) (-32%) was sold by August; Vanguard REIT Index (VNQ)  (-30%) remained in the portfolio at fiscal year-end.

FUNDX ETF UPGRADER FUND (REMIX)

Exposure to non-US stocks has decreased dramatically, from roughly 65% of the portfolio in October 2007, to virtually zero 12 months later.

The worst performing funds this past year were real estate, Russia and China funds.  PowerShares Golden Dragon (PGJ) (-27%) was sold by February; iShares Xinhua China (FXI) (-36%) was sold by June; Market Vectors Russia (RSX) (-26%) was sold by August; iShares Cohen & Steers Realty Majors (ICF) (-30%) remained in the portfolio at fiscal year-end.

FUNDX TACTICAL UPGRADER FUND (TACTX)

The tactical model employed by the FundX Tactical Upgrader Fund has kept the fund in a fully invested position from the time the fund was introduced on February 29, 2008 through the end of the fiscal year.  Because the model did not trigger a sell signal during that time, which would have prompted us to move the portfolio to a market neutral position, the portfolio suffered losses of a severity similar to that of the overall equity market.

The worst performing holdings in the portfolio were Quaker Strategic Growth (QAGIX), down 47%, and Allianz CCM Mid-Cap Institutional (PMGIX), which lost 35% while part of the portfolio.

There were few winners this past year, although Thornburg International Value (TGVAX) gained 6% while held over a four month period, and iShares Morningstar Mid Cap Growth (JKH) managed to show a 4% return for the one month it was held.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

WE ARE SHAREHOLDERS, TOO

All of the Investment Managers at DAL remain invested in the FundX Upgrader Funds.  While we share your disappointment with recent performance, we remain confident in our strategy over the long term. We know that it is important to be invested when the market turns around.

I personally take comfort in DAL’s disciplined and quantitative investment decisions. At DAL, we believe in making investment decisions based on research and a tested process applied consistently, regardless of current market direction. Even when we take defensive positions, those decisions are based on a long-term strategy and specific measurable criteria – not a reaction to recent market action or transitory opinions or concerns.

As always, we are grateful for your continued support of the FundX Upgrader Funds.

Sincerely,

Janet Brown
President,
DAL Investment Company

Past performance does not guarantee future results. Short term performance, in particular, is not a good indication of the fund’s future performance, and investment should not be made solely on return.

Mutual fund investing involves risk.  Principal loss is possible. Because the Funds are “fund of funds”, an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, fixed income investments, and short sales. Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The FundX Stock Upgrader Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs
Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK
Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs
Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs
Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs
Bond funds and ETFs aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

Standard and Poor (S&P) measures the quality of bonds based on the issuers financial condition.  Typically, AAA is the highest rating and D is the lowest. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends The EAFE (Morgan Stanley Capital International, Europe, Australia and Far East) Index is an unmanaged index of over 1000 foreign common stock prices including the reinvestment of dividends.  It is widely recognized as a benchmark for measuring the performance of international value funds. The MSCI BRIC Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of the following four emerging market country indices: Brazil, Russia, India and China. You cannot invest directly in an index.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments of this report for further sector and holding information. Current and future portfolio holdings are subject to risk.

While the funds are no load, management and other expenses still apply.  Please see the prospectus for complete details.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC. (12/08)

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT OCTOBER 31, 2008 (UNAUDITED)

FundX Upgrader Fund	FundX Aggressive Upgrader Fund

FundX Conservative Upgrader Fund	FundX Flexible Income Fund

FundX Stock Upgrader Fund	FundX ETF Aggressive Upgrader Fund

Sector Allocation

* Cash equivalents and other assets less liabilities.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT OCTOBER 31, 2008 (UNAUDITED), CONTINUED

FundX ETF Upgrader Fund	FundX Tactical Upgrader Fund

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED)
As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/08 – 10/31/08).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which will charge a 2.00% redemption fee on shares held less than 7 days.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED), CONTINUED

FundX Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/08	Value 10/31/08	5/1/08 – 10/31/08*
Actual	$1,000	$654	$4.70
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.74
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.13% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

FundX Aggressive Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/08	Value 10/31/08	5/1/08 – 10/31/08*
Actual	$1,000	$641	$5.07
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.24
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.23% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

FundX Conservative Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/08	Value 10/31/08	5/1/08 – 10/31/08*
Actual	$1,000	$778	$5.72
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.50
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.28% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

FundX Flexible Income Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/08	Value 10/31/08	5/1/08 – 10/31/08*
Actual	$1,000	$952	$4.76
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.93
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.97% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

FundX Stock Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/08	Value 10/31/08	5/1/08 – 10/31/08*
Actual	$1,000	$669	$6.29
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.61
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED OCTOBER 31, 2008 (UNAUDITED), CONTINUED

FundX ETF Aggressive Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/08*	Value 10/31/08	5/1/08 – 10/31/08*
Actual	$1,000	$666	$5.70
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.90
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.36% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

FundX ETF Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/08*	Value 10/31/08	5/1/08 – 10/31/08*
Actual	$1,000	$856	$7.00
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$7.61
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

FundX Tactical Upgrader Fund
	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 5/1/08	Value 10/31/08	5/1/08 – 10/31/08*
Actual	$1,000	$685	$5.25
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.29
*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.24% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

FundX Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (11/1/01), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Upgrader Fund	S&P 500 Index	Dow Jones Wilshire 5000 Index
1 year	-42.67%	-36.10%	-36.43%
3 Year	-3.08%	-5.21%	-5.10%
5 Year	3.05%	0.26%	0.81%
Since Inception (11/1/01)	4.21%	0.22%	1.36%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

FundX Aggressive Upgrader Fund
Value of $10,000 vs S&P 500 Index, Dow Jones Wilshire 5000 Index and Russell 2000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (7/1/02), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Aggressive Upgrader Fund	S&P 500 Index	Dow Jones Wilshire 5000 Index	Russell 2000 Index
1 year	-44.63%	-36.10%	-36.43%	-34.16%
3 Year	-2.71%	-5.21%	-5.10%	-4.79%
5 Year	3.08%	0.26%	0.81%	1.57%
Since Inception (7/1/02)	5.86%	1.89%	2.75%	4.21%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.  Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

FundX Conservative Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (7/1/02), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Conservative Upgrader Fund	S&P 500 Index	Dow Jones Wilshire 5000 Index
1 year	-27.81%	-36.10%	-36.43%
3 Year	0.03%	-5.21%	-5.10%
5 Year	4.31%	0.26%	0.81%
Since Inception (7/01/02)	4.90%	1.89%	2.75%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

FundX Flexible Income Fund
Value of $10,000 vs Lehman Aggregate Bond Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (7/1/02), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Flexible Income Fund	Lehman Aggregate Bond Index
1 year	-3.39%	0.30%
3 Year	4.22%	3.60%
5 Year	4.27%	3.48%
Since Inception (7/01/02)	5.54%	4.17%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity.  Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

FundX Stock Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (11/1/05), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Stock Upgrader	S&P 500 Index	Dow Jones Wilshire 5000 Index
1 year	-38.02%	-36.10%	-36.43%
Since Inception (11/01/05)	-7.44%	-5.10%	-5.02%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

FundX ETF Aggressive Upgrader Fund
Value of $10,000 vs S&P 500 Index, Dow Jones Wilshire 5000 Index and Russell 2000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (1/31/07), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX ETF Aggressive	S&P 500 Index	Dow Jones Wilshire 5000 Index	Russell 2000 Index
1 year	-42.24%	-36.10%	-36.43%	-34.16%
Since Inception (1/31/07)	-13.50%	-18.60%	-18.84%	-19.32%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 7 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.  Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

FundX ETF Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (1/31/07), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX ETF Upgrader	S&P 500 Index	Dow Jones Wilshire 5000 Index
1 year	-41.68%	-36.10%	-36.43%
Since Inception (1/31/07)	-19.00%	-18.60%	-18.84%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 7 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX TACTICAL UPGRADER FUND

FundX Tactical Upgrader Fund
Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception (2/29/08), and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends.

Period	FundX Tactical Upgrader	S&P 500 Index	Dow Jones Wilshire 5000 Index
Since Inception (2/29/08)	-29.92%	-26.16%	-26.46%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.upgraderfunds.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.  The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange.  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

Schedule of Investments at October 31, 2008

Shares		Value
	Investment Companies: 99.9%
	Class 1 & 2 Funds: 30.7%^
81,597	American Century Heritage Fund - Investor Class	$1,073,004
28,283	Blackrock Global Resources Fund	1,038,826
193,237	FBR Small Cap Financial Fund [1]*	1,924,638
169,100	iShares Dow Jones Transportation Fund	11,799,798
42,500	iShares Dow Jones U.S. Consumer Goods Fund	2,065,075
153,389	iShares Dow Jones U.S. Healthcare Fund	8,358,166
191,600	iShares Russell 2000 Growth Index Fund	10,612,724
209,787	iShares Russell 2000 Index Fund	11,219,409
268,000	iShares Russell 2000 Value Index Fund	14,128,960
75,000	iShares S&P Small Cap 600 Growth Fund	3,617,250
77,000	iShares S&P Small Cap 600 Index Fund	3,685,220
162,000	iShares S&P Small Cap 600 Value Index Fund	8,445,060
229,677	Oppenheimer Discovery Fund - Y1	9,228,438
292,000	PowerShares Water Resources	4,012,080
687,664	SPDR Consumer Staples Select Sector Fund	16,586,456
69,700	SPDR Gold Trust*	4,972,398
208,000	SPDR Healthcare Select Sector Fund	5,532,800
158,000	SPDR KBW Bank ETF	4,585,160
213,793	SPDR S&P Biotech ETF	11,476,408
310,000	SPDR S&P Homebuilders ETF	4,352,400
130,000	Vanguard Healthcare ETF	6,030,700
	Total Class 1 & 2 Funds
	(Cost $184,838,618)	144,744,970
	Class 3 Funds: 69.2%^
3,122,445	American Century Equity Income - Institutional Class	18,922,020
1,373,104	American Century Value - Institutional Class	6,439,856
287,267	BlackRock Fundamental Growth Fund - Class I *	4,553,185
1,529,992	Diamond Hill Long Short Fund - Class A	22,659,176
1,086,732	Fairholme Fund	26,429,313
270,009	FMI Common Stock Fund	4,314,733
498,387	FMI Large Cap Fund	5,841,097
432,969	Goldman Sachs Capital Growth Fund - Institutional Class	6,897,199
717,000	iShares Dow Jones Select Dividend Index Fund	33,799,380
552,000	iShares S&P Mid Cap 400 Index Fund	31,436,400
568,350	iShares S&P Mid Cap 400 Value Index Fund	30,372,624
186,498	Ivy Asset Strategy Fund - Class I	3,810,149
162,630	Jensen Portfolio - Class I	3,517,680
484,861	Jensen Portfolio - Class J	10,482,688
652,137	John Hancock Global Leaders Fund - Class I1	13,936,173
396,825	John Hancock Sovereign Investors Fund - Class I	5,119,047
269,282	Nicholas Fund	8,619,712
992,142	Oppenheimer Quest Opportunity Value Fund - Class A1	22,968,088
434,281	Parnassus Equity Income Fund	8,798,540

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

Schedule of Investments at October 31, 2008, Continued

Shares		Value
	Investment Companies: 99.9%, Continued
	Class 3 Funds: 69.2%^, Continued
383,230	Sound Shore Fund	$9,465,793
291,800	SPDR S&P Mid Cap 400 ETF	30,172,120
163,796	Tweedy Browne Value Fund	2,810,736
162,600	WisdomTree Dividend Top 100 Fund	6,212,946
179,600	WisdomTree High-Yielding Equity Fund	6,251,876
251,678	Yacktman Fund	2,602,349
	Total Class 3 Funds
	(Cost $416,215,963)	326,432,880
	Total Investment Companies
	(Cost $601,054,581)	471,177,850
	Short-Term Investment: 0.2%
914,065	AIM STIT - Treasury Portfolio	914,065
	Total Short-Term Investment
	(Cost $914,065)	914,065
	Total Investments: 100.1%
	(Cost $601,968,646)	472,091,915
	Liabilities in Excess of Other Assets: (0.1)%	(509,253)
	Net Assets: 100.0%	$471,582,662

1	A portion of this security is considered illiquid. As of October 31, 2008, the total value of these investments deemed illiquid was $20,882,070 or 4.4% of net assets. See Note 7.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

Schedule of Investments at October 31, 2008

Shares		Value
	Investment Companies: 99.9%
	Class 1 & 2 Funds: 60.0%^
115,164	American Century Heritage Fund - Investor Class	$1,514,411
193,237	FBR Small Cap Financial Fund[1]	1,924,638
117,500	iShares Dow Jones Transportation Fund	8,199,150
117,111	iShares Dow Jones U.S. Healthcare Fund	6,381,378
121,000	iShares Russell 2000 Growth Index Fund	6,702,190
130,613	iShares Russell 2000 Index Fund	6,985,183
148,000	iShares Russell 2000 Value Index Fund	7,802,560
45,000	iShares S&P Small Cap 600 Growth Fund	2,170,350
46,000	iShares S&P Small Cap 600 Index Fund	2,201,560
84,000	iShares S&P Small Cap 600 Value Index Fund	4,378,920
55,407	John Hancock Large Cap Equity Fund	1,048,291
309,788	Northern Small Cap Value Fund	3,460,332
17,522	Oppenheimer Discovery Fund	704,048
114,900	PowerShares Water Resource Fund	1,578,726
536,924	SPDR Consumer Staple Select Sector Fund	12,950,607
49,700	SPDR Gold Trust*	3,545,598
185,000	SPDR Healthcare Select Sector Fund	4,921,000
160,000	SPDR KBW Bank ETF	4,643,200
147,007	SPDR S&P Biotech ETF	7,891,336
190,600	SPDR S&P Homebuilders ETF	2,676,024
56,500	Vanguard Healthcare ETF	2,621,035
	Total Class 1 & 2 Funds
	(Cost $117,387,062)	94,300,537
	Class 3 Funds: 39.9%^
514,165	American Century Equity Income - Institutional Class	3,115,840
387,363	Diamond Hill Long Short Fund - Class A	5,736,852
89,615	Diamond Hill Long Short Fund - Class I	1,336,162
248,942	Fairholme Fund	6,054,263
150,200	iShares Dow Jones Select Dividend Index Fund	7,080,428
128,000	iShares S&P Mid Cap 400 Index Fund	7,289,600
94,350	iShares S&P Mid Cap 400 Value Index Fund	5,042,064
73,744	Ivy Asset Strategy Fund - Class I	1,506,593
97,426	Jensen Portfolio - Class I	2,107,330
378,221	John Hancock Global Leaders Fund - Class I1	8,082,586
79,365	John Hancock Sovereign Investors - Class I	1,023,810
28,279	Nicholas Fund	905,196
223,257	Oppenheimer Quest Opportunity Value Fund - Class A	5,168,401
88,070	Parnassus Equity Income Fund	1,784,304

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

Schedule of Investments at October 31, 2008, Continued

Shares		Value
	Investment Companies: 99.9%, Continued
	Class 3 Funds: 39.9%^, Continued
41,236	Sound Shore Fund	$1,018,536
53,700	SPDR S&P Mid Cap 400 ETF	5,552,580
	Total Class 3 Funds
	(Cost $80,412,446)	62,804,545
	Total Investment Companies
	(Cost $197,799,508)	157,105,082
	Short-Term Investment: 0.0%
581	AIM STIT - Treasury Portfolio	581
	Total Short-Term Investment
	(Cost $581)	581
	Total Investments: 99.9%
	(Cost $197,800,089)	157,105,663
	Other Assets in Excess of Liabilities: 0.1%	92,547
	Net Assets: 100.0%	$157,198,210

1	A portion of this security is considered illiquid. As of October 31, 2008, the total value of these investments deemed illiquid was $1,323,452 or 0.8% of net assets. See Note 7.
*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

Schedule of Investments at October 31, 2008

Shares		Value
	Investment Companies: 99.7%
	Class 3 Funds: 60.7%^
379,589	American Century Equity Income - Institutional Class	$2,300,311
43,343	BlackRock Fundamental Growth Fund - Class I*	686,979
227,830	Diamond Hill Long Short Fund - Class A	3,374,160
132,334	Fairholme Fund	3,218,353
54,002	FMI Common Stock Fund	862,947
70,000	iShares Dow Jones Select Dividend Index Fund	3,299,800
51,600	iShares S&P Mid Cap 400 Index Fund	2,938,620
35,700	iShares S&P Mid Cap 400 Value Index Fund	1,907,808
85,840	Ivy Asset Strategy Fund - Class A	1,745,987
150,007	Jensen Portfolio Fund - Class I	3,244,643
119,260	John Hancock Global Leaders Fund - Class I	2,548,590
88,600	John Hancock Sovereign Investors - Class I	1,142,939
41,852	Nicholas Fund	1,339,690
89,049	Parnassus Equity Income Fund	1,804,123
69,038	Sound Shore Fund	1,705,231
28,080	SPDR S&P Mid Cap 400 ETF	2,903,472
75,105	Tweedy Browne Value Fund	1,288,801
1	UMB Scout International Fund	7
93,583	Yacktman Fund	967,643
	Total Class 3 Funds
	(Cost $46,696,194)	37,280,104
	Class 4 Funds: 5.9%^
139,281	Hussman Strategic Growth Fund	2,143,534
102,445	Merger Fund	1,497,753
	Total Class 4 Funds
	(Cost $3,788,196)	3,641,287
	Class 5 Funds: 33.1%^
100,700	iShares Lehman 1-3 Year Treasury Bond Fund	8,464,842
24,900	iShares Lehman 3-7 Year Treasury Bond Fund	2,743,233
23,400	iShares Lehman 7-10 Year Treasury Bond Fund	2,056,626
20,600	iShares Lehman Short Treasury Bond Fund	2,273,622
476,432	PIMCO Total Return Fund - Institutional Class	4,831,025
	Total Bond Funds
	(Cost $20,541,963)	20,369,348
	Total Investment Companies
	Cost ($71,026,353)	61,290,739

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

Schedule of Investments at October 31, 2008, Continued

Shares		Value
	Short-Term Investment: 0.4%
234,970	AIM STIT - Treasury Portfolio	$234,970
	Total Short-Term Investment
	(Cost $234,970)	234,970
	Total Investments: 100.1%
	(Cost $71,261,323)	61,525,709
	Liabilities in Excess of Other Assets: (0.1)%	(59,854)
	Net Assets: 100.0%	$61,465,855

*	Non-income producing.
^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds and ETFs aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

Schedule of Investments at October 31, 2008

Shares		Value
	Investment Companies: 98.6%
	Class 4 Funds: 10.6%^
57,852	Gateway Fund - Class Y	$1,438,791
485,882	Hussman Strategic Growth Fund	7,477,732
452,471	Merger Fund	6,615,126
	Total Class 4 Funds (Cost $16,293,102)	15,531,649
	Class 5 Funds: 88.0%^
97,359	Calvert Income Fund	1,338,684
280,972	Eaton Vance Strategic Income Fund - Class A	1,949,945
1,037,148	Federated U.S. Government Securities 1-3 Year Fund[1]	11,066,368
382,100	iShares Lehman 1-3 Year Treasury Bond Fund	32,119,326
172,900	iShares Lehman 3-7 Year Treasury Bond Fund	19,048,393
141,300	iShares Lehman 7-10 Year Treasury Bond Fund	12,418,857
227,800	iShares Lehman Short Treasury Bond Fund	25,142,286
159,347	Managers Short Duration Government Fund	1,499,455
549,474	Oppenheimer Strategic Income Fund - Class A	1,923,159
794,304	PIMCO Low Duration Fund - Institutional Class	7,514,115
1,480,233	PIMCO Total Return Fund - Institutional Class	15,009,567
	Total Bond Funds
	(Cost $130,591,084)	129,030,155
	Total Investment Companies
	(Cost $146,884,186)	144,561,804
	Short-Term Investment: 0.9%
1,362,660	AIM STIT - Treasury Portfolio	1,362,660
	Total Short-Term Investment
	(Cost $1,362,660)	1,362,660
	Total Investments: 99.5% (Cost $148,246,846)	145,924,464
	Other Assets in Excess of Liabilities: 0.5%	685,121
	Net Assets: 100.0%	$146,609,585

1	A portion of this security is considered illiquid. As of October 31, 2008, the total value of these investments deemed illiquid was $4,436,368 or 3.0% of net assets. See Note 7.
^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^	CLASS 5: FIXED INCOME (BOND) FUNDS AND ETFs

Bond funds and ETFs aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds and ETFs that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds and ETFs specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

Schedule of Investments at October 31, 2008

Shares		Value
	Common Stocks: 99.2%
	Air Freight & Logistics: 1.6%
2,456	Ryder System, Inc.	$97,307
	Airlines: 1.0%
5,300	Southwest Airlines Co.	62,434
	Biotechnology: 3.2%
1,950	Amgen, Inc.*	116,785
1,200	Celgene Corp.*	77,112
		193,897
	Capital Markets: 2.8%
1,010	Charles Schwab & Co., Inc.	112,808
1,595	Northern Trust Corp.	56,310
		169,118
	Commercial Banks: 9.5%
4,000	Bank of America Corp.	96,680
3,300	BB&T Corp.	118,305
1,600	M&T Bank Corp.	129,760
1,800	PNC Financial Services Group	120,006
3,500	Wells Fargo Co.	119,175
		583,926
	Commercial Services & Supplies: 3.3%
2,000	Apollo Group, Inc.*	139,020
3,400	H&R Block, Inc.	67,048
		206,068
	Communications Equipment: 1.1%
1,800	Qualcomm, Inc.	68,868
	Computers & Peripherals: 1.0%
5,100	QLogic Corp.*	61,302
	Consumer Finance: 1.9%
3,000	Capital One Financial Corp.	117,360
	Diversified Financial Services: 2.1%
3,100	J.P. Morgan Chase & Co.	127,875
	Food & Staples Retailing: 2.0%
2,257	Wal-Mart Stores, Inc.	125,963
	Food Products: 6.3%
3,350	Campbell Soup Co.	127,133
1,850	General Mills, Inc.	125,319
1,300	Kellogg Co.	65,546
2,000	McCormick & Co.	67,320
		385,318
	Gas Utilities: 2.2%
2,900	Nicor, Inc.	134,009

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

Schedule of Investments at October 31, 2008, Continued

Shares		Value
	Common Stocks: 99.2%, Continued
	Health Care Equipment & Supplies: 3.2%
1,200	Baxter International, Inc.	$72,588
2,700	Varian Medical Systems, Inc.*	122,877
		195,465
	Health Care Providers & Services: 3.9%
2,099	Express Scripts, Inc.*	127,220
26,345	Tenet Healthcare Corp.*	115,391
		242,611
	Hotels, Restaurants & Leisure: 2.1%
2,213	McDonald’s Corp.	128,199
	Household Durables: 4.7%
7,100	Leggett & Platt, Inc.	123,256
10,000	Pulte Homes, Inc.	111,400
1,503	Snap-On, Inc.	55,536
		290,192
	Household Products: 2.0%
2,050	Clorox Co.	124,661
	Insurance: 8.5%
2,800	Chubb Corp.	145,096
4,150	Marsh & McLennan Companies, Inc.	121,678
13,000	MBIA, Inc.	127,790
8,100	UnumProvident Corp.	127,575
		522,139
	IT Services: 0.8%
3,150	Western Union Co.	48,069
	Leisure Equipment & Products: 1.9%
4,009	Hasbro, Inc.	116,542
	Life Sciences Tools & Services: 1.1%
2,250	Applied Biosystems, Inc.	69,367
	Multiline Retail: 3.2%
2,814	Big Lots, Inc.*	68,746
4,700	Family Dollar Stores, Inc.	126,477
		195,223
	Oil, Gas & Consumable Fuels: 1.4%
2,500	Southwestern Energy Co.*	89,050
	Personal Products: 1.6%
1,900	Avon Products, Inc.	47,177
1,500	Estee Lauder, Inc.	54,060
		101,237
	Pharmaceuticals: 1.9%
1,600	Genzyme Corp.*	116,608

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

Schedule of Investments at October 31, 2008, Continued

Shares		Value
	Common Stocks: 99.2%, Continued
	Real Estate Investment Trusts: 7.2%
2,900	Equity Residential	$101,297
3,900	HCP, Inc.	116,727
2,600	Plum Creek Timber Company, Inc.	96,928
1,573	Public Storage, Inc.	128,200
		443,152
	Road & Rail: 5.8%
867	Burlington Northern Santa Fe Corp.	77,215
1,449	CSX Corp.	66,248
2,350	Norfolk Southern Corp.	140,859
1,120	Union Pacific Corp.	74,783
		359,105
	Savings Institutions: 1.3%
4,156	Hudson City Bancorp, Inc.	78,174
	Software: 4.4%
16,000	Compuware Corp.*	102,080
4,700	Intuit, Inc.*	117,782
3,950	Symantec Corp.*	49,691
		269,553
	Textiles, Apparel & Luxury Goods: 5.2%
11,900	Jones Apparel Group, Inc.	132,209
2,300	Nike, Inc.	132,549
1,200	Polo Ralph Lauren Corp.	56,604
		321,362
	Trading Companies & Distributors: 1.0%
1,500	Fastnal Co.	60,390
	Total Common Stocks
	(Cost $7,315,913)	6,104,544
	Short-Term Investment: 1.5%
93,264	AIM STIT - Treasury Portfolio	93,264
	Total Short-Term Investment
	(Cost $93,264)	93,264
	Total Investments: 100.7%
	(Cost $7,409,177)	6,197,808
	Liabilities in Excess of Other Assets: (0.7)%	(41,176)
	Net Assets: 100.0%	$6,156,632

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

Schedule of Investments at October 31, 2008

Shares		Value
	Investment Companies: 99.7%
	Class 1 & 2 Funds: 83.4%^
37,400	iShares Cohen & Steers Realty Majors Fund	$1,930,214
19,178	iShares Dow Jones Transportation Fund	1,338,241
39,550	iShares Dow Jones U.S. Consumer Goods Fund	1,921,734
18,101	iShares Nasdaq Biotech Fund	1,292,592
50,756	iShares Russell 2000 Value Index Fund	2,675,856
55,889	iShares S&P Small Cap 600 Index Fund	2,674,848
51,150	iShares S&P Small Cap 600 Value Index Fund	2,666,450
45,806	iShares U.S. Healthcare Small Cap Fund	2,495,969
83,900	PowerShares Dynamic Pharmaceuticals ETF	1,297,933
105,654	SPDR Consumer Staples Select Sector Fund	2,548,374
35,300	SPDR Gold Trust*	2,518,302
46,200	SPDR KBW Bank ETF	1,340,724
25,043	SPDR S&P Biotech ETF	1,344,308
184,300	SPDR S&P Homebuilders ETF	2,587,572
46,006	Vanguard Consumer Staples ETF	2,750,699
56,629	Vanguard Healthcare ETF	2,627,019
55,450	Vanguard REIT Index ETF	2,301,730
	Total Class 1 & 2 Funds
	(Cost 45,380,014)	36,312,565
	Class 3 Funds: 13.1%^
60,950	iShares Dow Jones Select Dividend Index Fund	2,873,183
64,150	SPDR S&P Dividend ETF	2,823,877
	Total Class 3 Funds
	(Cost 6,536,285)	5,697,060
	Class 4 Funds: 3.2%^
148,400	PowerShares High Yield Dividend Achievers ETF	1,363,796
	Total Class 4 Funds
	(Cost $1,680,541)	1,363,796
	Total Investment Companies
	(Cost $53,596,840)	43,373,421
	Short-Term Investment: 1.1%
494,251	AIM STIT - Treasury Portfolio	494,251
	Total Short-Term Investment
	(Cost $494,251)	494,251
	Total Investments: 100.8%
	(Cost $54,091,091)	43,867,672
	Liabilities in Excess of Other Assets: (0.8)%	(339,284)
	Net Assets: 100.0%	$43,528,388

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

Schedule of Investments at October 31, 2008, Continued

^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

Schedule of Investments at October 31, 2008

Shares		Value
	Investment Companies: 100.0%
	Class 1 & 2 Funds: 33.0%^
3,600	iShares Cohen & Steers Realty Majors Fund	$185,796
1,637	iShares Dow Jones Transportation Fund	114,230
3,850	iShares Dow Jones U.S. Consumer Goods Fund	187,071
1,655	iShares Nasdaq Biotech Fund	118,184
25,146	iShares Russell 2000 Value Index Fund	1,325,697
5,003	iShares S&P Small Cap 600 Index Fund	239,444
4,589	iShares S&P Small Cap 600 Value Index Fund	239,225
4,172	iShares U.S. Healthcare Small Cap Fund	227,332
7,400	PowerShares Dynamic Pharmaceuticals ETF	114,478
9,356	SPDR Consumer Staples Select Sector Fund	225,667
3,150	SPDR Gold Trust*	224,721
4,000	SPDR KBW Bank ETF	116,080
2,210	SPDR S&P Biotech ETF	118,633
16,350	SPDR S&P Homebuilders ETF	229,554
3,799	Vanguard Consumer Staples ETF	227,142
4,893	Vanguard Healthcare ETF	226,986
4,400	Vanguard REIT Index ETF	182,644
	Total Class 1 & 2 Funds
	(Cost $5,226,631)	4,302,884
	Class 3 Funds: 67.0%^
8,500	Diamonds Trust - Series 1	794,750
30,950	iShares Dow Jones Select Dividend Index Fund	1,458,983
16,958	iShares Russell Mid Cap Value Index Fund	511,453
6,964	iShares S&P Mid Cap 400 Index Fund	396,600
22,180	iShares S&P Mid Cap 400 Value Index Fund	1,185,299
23,500	PowerShares High Yield Dividend ETF	215,965
33,200	SPDR S&P Dividend ETF	1,461,461
3,766	SPDR S&P Mid Cap 400 ETF	389,404
20,450	WisdomTree Dividend Top 100 Fund	781,395
22,500	WisdomTree High-Yielding Equity Fund	783,225
20,350	WisdomTree Total Dividend Fund	779,608
	Total Class 3 Funds
	(Cost $10,407,358)	8,758,143
	Total Investment Companies
	(Cost $15,633,989)	13,061,027

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

Schedule of Investments at October 31, 2008, Continued

Shares		Value
	Short-Term Investment: 2.4%
307,629	AIM STIT - Treasury Portfolio	$307,629
	Total Short-Term Investment
	(Cost $307,629)	307,629
	Total Investments: 102.4%
	(Cost $15,941,618)	13,368,656
	Liabilities in Excess of Other Assets: (2.4)%	(313,129)
	Net Assets: 100.0%	$13,055,527

*	Non-income producing security.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX TACTICAL UPGRADER FUND

Schedule of Investments at October 31, 2008

Shares		Value
	Investment Companies: 99.8%
	Class 1 & 2 Funds: 32.9%^
11,050	iShares Cohen & Steers Realty Majors Fund	$789,081
11,745	iShares Dow Jones Transportation Fund	819,566
24,550	iShares Dow Jones U.S. Consumer Goods Fund	1,192,885
20,000	iShares Nasdaq Biotech Fund	1,032,200
127,000	iShares Russell 2000 Value Index Fund	6,695,440
35,150	iShares S&P Small Cap 600 Index Fund	1,682,279
31,750	iShares S&P Small Cap 600 Value Index Fund	1,655,128
28,270	iShares U.S. Healthcare Small Cap Fund	1,540,432
50,500	PowerShares Dynamic Pharmaceuticals ETF	781,235
63,900	SPDR Consumer Staples Select Sector Fund	1,541,268
20,200	SPDR Gold Trust*	1,441,068
28,700	SPDR KBW Bank ETF	832,874
14,750	SPDR S&P Biotech ETF	791,780
113,550	SPDR S&P Homebuilders ETF	1,594,242
26,300	Vanguard Consumer Staples ETF	1,572,477
32,950	Vanguard Healthcare ETF	1,528,551
25,000	Vanguard REIT Index ETF	1,037,750
	Total Class 1 & 2 Funds
	(Cost $33,173,530)	26,528,256
	Class 3 Funds: 66.0%^
156,577	Diamond Hill Long Short Fund - Class A	2,318,907
24,900	Diamonds Trust - Series 1	2,328,150
99,651	Fairholme Fund	2,423,519
157,689	FMI Common Stock Fund	2,519,878
336,616	FMI Large Cap Fund	3,945,132
140,746	ING Corporate Leaders Trust - Class B	2,464,458
111,700	iShares Dow Jones Select Dividend Index Fund	5,265,538
65,500	iShares Russell Mid Cap Value Index Fund	1,975,480
19,340	iShares S&P Mid Cap 400 Index Fund	1,101,413
68,050	iShares S&P Mid Cap 400 Value Index Fund	3,636,592
184,390	Jensen Portfolio Fund	3,988,351
100,794	Oppenheimer Quest Opportunity Value Fund - Class A	2,333,371
173,093	Parnassus Equity Income Fund	3,506,855
126,050	SPDR S&P Dividend ETF	5,548,708
10,076	SPDR S&P Mid Cap 400 ETF	1,041,858
60,000	WisdomTree Dividend Top 100 Fund	2,292,600
70,000	WisdomTree High-Yielding Equity Fund	2,436,700
60,000	WisdomTree Total Dividend Fund	2,298,600
173,147	Yacktman Fund	1,790,343
	Total Class 3 Funds
	(Cost $66,332,357)	53,216,453

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX TACTICAL UPGRADER FUND

Schedule of Investments at October 31, 2008, Continued

Shares		Value
	Investment Companies: 99.8%, Continued
	Class 4 Funds: 0.9%^
76,900	PowerShares High Yield Dividend Achievers ETF	$706,711
	Total Class 4 Funds
	(Cost $848,595)	706,711
	Total Investment Companies
	(Cost $100,354,482)	80,451,420
	Short-Term Investment: 0.8%
657,494	AIM STIT - Treasury Portfolio	657,494
	Total Short-Term Investment
	(Cost $657,494)	657,494
	Total Investments: 100.6%
	(Cost $101,011,976)	81,108,914
	Liabilities in Excess of Other Assets: (0.6)%	(479,804)
	Net Assets: 100.0%	$80,629,110

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS AND ETFs

Class 1 funds and ETFs may have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.  Class 1 funds and ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^	CLASS 2: AGGRESSIVE STOCK FUNDS AND ETFs WITH ABOVE-AVERAGE RISK

Class 2 funds and ETFs typically experience higher volatility than the overall U.S. equity market. This class includes funds and ETFs that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS AND ETFs

Primarily, Class 3 funds and ETFs have diversified portfolios of well-established mid- and large-sized companies. The international and global funds and ETFs tend to invest in larger companies in mature economies, such as Europe and Japan and may be diversified across many countries.

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS AND ETFs

Class 4 funds and ETFs tend to be more defensive and usually have lower volatility than the domestic stock market. These funds and ETFs may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Statements of Assets and Liabilities at October 31, 2008

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value (identified cost $601,968,646,
$197,800,089, $71,261,323, $148,246,846, respectively) (Note 2)	$472,091,915	$157,105,663	$61,525,709	$145,924,464
Cash	—	—	1,288	—
Receivables:
Investment securities sold	—	570,780	—	—
Fund shares sold	912,998	414,209	50,255	779,714
Dividends and interest	1,429	633	26,811	140,794
Due from advisor, net	102,875	25,308	21,817	—
Other receivables	83,596	—	12,407	25,793
Prepaid expenses	23,942	15,378	12,179	18,931
Total assets	473,216,755	158,131,971	61,650,466	146,889,696

LIABILITIES
Payables:
Investment securities purchased	386,000	120,000	25,541	—
Fund shares redeemed	642,051	272,484	56,900	113,685
Due to custodian	1,288	310,000	—	—
Investment advisory fees, net	411,482	138,009	52,118	101,121
Adminstration fees	25,830	8,961	3,527	7,992
Custody fees	14,251	5,083	1,906	4,435
Fund accounting fees	20,993	7,422	2,868	6,643
Transfer agent fees	77,111	35,063	11,402	16,014
Chief Compliance Officer fees	409	400	405	401
Other accrued expenses	54,678	36,339	29,944	29,820
Total liabilities	1,634,093	933,761	184,611	280,111
NET ASSETS	$471,582,662	$157,198,210	$61,465,855	$146,609,585

Net assets applicable to shares outstanding	471,582,662	157,198,210	61,465,855	146,609,585
Shares outstanding; unlimited number
of shares authorized without par value	18,335,989	5,376,655	2,342,807	5,111,231
Net asset value, offering and redemption price per share	$25.72	$29.24	$26.24	$28.68

COMPONENTS OF NET ASSETS
Paid-in capital	665,910,324	224,876,788	74,747,175	149,137,779
Undistributed (accumulated) net investment income (loss)	—	—	170,741	4,082,724
Accumulated net realized loss on investments	(64,450,931)	(26,984,152)	(3,716,447)	(4,288,536)
Net unrealized depreciation on investments	(129,876,731)	(40,694,426)	(9,735,614)	(2,322,382)
Net assets	$471,582,662	$157,198,210	$61,465,855	$146,609,585

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Statements of Assets and Liabilities at October 31, 2008, Continued

	FundX Stock	FundX ETF Aggressive	FundX ETF	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Upgrader Fund
ASSETS
Investments in securities, at value (identified cost $7,409,177,
$54,091,091, $15,941,618, $101,011,976, respectively) (Note 2)	$6,197,808	$43,867,672	$13,368,656	$81,108,914
Receivables:
Fund shares sold	650	149,095	260,501	23,052
Dividends and interest	8,711	87	1,370	4,583
Due from advisor, net	516	—	—	—
Prepaid expenses	12,020	12,190	4,718	2,966
Total assets	6,219,705	44,029,044	13,635,245	81,139,515

LIABILITIES
Payables:
Investment securities purchased	30,728	400,808	491,415	252,783
Fund shares redeemed	1,706	12,133	46,049	130,720
Investment advisory fees, net	—	40,348	3,729	71,858
Adminstration fees	1,257	3,006	1,296	4,925
Custody fees	1,736	3,008	2,074	4,104
Fund accounting fees	658	2,290	637	3,602
Transfer agent fees	3,853	9,189	4,142	6,984
Chief Compliance Officer fees	408	399	393	403
Other accrued expenses	22,727	29,475	29,983	35,026
Total liabilities	63,073	500,656	579,718	510,405
NET ASSETS	$6,156,632	$43,528,388	$13,055,527	$ 80,629,110

Net assets applicable to shares outstanding	6,156,632	43,528,388	13,055,527	80,629,110
Shares outstanding; unlimited number
of shares authorized without par value	346,513	2,284,108	769,986	4,603,377
Net asset value, offering and redemption price per share	$17.77	$19.06	$16.96	$17.52

COMPONENTS OF NET ASSETS
Paid-in capital	8,241,799	71,287,115	18,885,314	119,908,511
Undistributed net investment income	—	—	—	3,867
Accumulated net realized loss on investments	(873,798)	(17,535,308)	(3,256,825)	(19,380,206)
Net unrealized depreciation on investments	(1,211,369)	(10,223,419)	(2,572,962)	(19,903,062)
Net assets	$6,156,632	$43,528,388	$13,055,527	$80,629,110

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Statements of Operations For the Year Ended October 31, 2008

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$22,298,357	$7,700,446	$2,882,774	$7,139,132
Interest	79,915	31,407	15,936	76,980
Securities lending income, net (Note 2)	473,487	278,057	11,364	9,860
Total investment income	22,851,759	8,009,910	2,910,074	7,225,972

EXPENSES (NOTE 3)
Investment advisory fees	7,426,575	2,677,504	858,890	1,064,186
Transfer agent fees	774,637	291,355	96,464	146,104
Administration fees	355,450	127,300	41,517	75,316
Fund accounting fees	140,884	45,203	15,468	27,680
Custody fees	67,891	24,894	8,492	12,760
Reports to shareholders	66,607	32,147	13,950	15,400
Registration fees	40,178	30,631	23,066	28,634
Trustee fees	27,431	13,890	9,025	10,262
Miscellaneous expenses	22,741	8,946	5,167	5,766
Audit fees	22,199	21,700	18,200	18,700
Interest expense (Note 6)	15,619	15,117	3,249	483
Insurance expense	13,481	4,900	2,439	2,987
Legal fees	8,646	7,459	8,668	9,713
Chief Compliance Officer fees	2,421	2,413	2,417	2,413
Total expenses	8,984,760	3,303,459	1,107,012	1,420,404
Plus: prior year fees waived subject to recoupment	—	—	—	85,310
Less: expenses paid indirectly (Note 3)	(381,028)	(101,224)	(45,528)	(72,728)
Net expenses	8,603,732	3,202,235	1,061,484	1,432,986
Net investment income	14,248,027	4,807,675	1,848,590	5,792,986

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(92,784,754)	(35,401,973)	(7,239,261)	(4,580,541)
Net increase from payments by affiliates on the disposal
of investments in violation of restrictions (Note 3)	102,875	25,308	21,817	—
Capital gain distributions from regulated investment companies	28,284,244	8,429,476	3,505,802	1,326,928
Change in net unrealized depreciation on investments	(339,924,731)	(121,602,477)	(24,246,618)	(8,100,376)
Net realized and unrealized loss on investments	(404,322,366)	(148,549,666)	(27,958,260)	(11,353,989)
Net decrease in net assets resulting from operations	$(390,074,339)	$(143,741,991)	$(26,109,670)	$(5,561,003)

The accompanying notes are an integral part of these financial statements.

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FUNDX UPGRADER FUNDS

Statements of Operations For the Year Ended October 31, 2008, Continued

	FundX Stock	FundX ETF Aggressive	FundX ETF	FundX Tactical
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Upgrader Fund*
INVESTMENT INCOME
Dividends	$89,087	$1,358,244	$458,760	$808,137
Interest	3,221	21,899	6,620	24,306
Securities lending income, net (Note 2)	—	100,799	17,883	—
Total investment income	92,308	1,480,942	483,263	832,443

EXPENSES (NOTE 3)
Investment advisory fees	96,490	653,238	158,661	663,561
Transfer agent fees	25,849	73,710	29,725	34,928
Audit fees	19,917	18,200	18,200	18,500
Administration fees	15,004	30,790	15,003	31,683
Registration fees	12,738	25,993	20,657	12,163
Custody fees	12,142	18,444	14,570	18,594
Reports to shareholders	10,523	11,163	8,365	8,326
Trustee fees	6,163	7,954	7,389	7,381
Legal fees	5,525	8,005	8,078	6,071
Fund accounting fees	3,466	12,379	3,278	13,153
Chief Compliance Officer fees	2,417	2,409	2,403	1,795
Miscellaneous expenses	2,409	2,616	3,516	8,166
Insurance expense	1,210	1,403	1,102	1,051
Interest expense (Note 6)	540	2,332	88	3,204
Total expenses	214,393	868,636	291,035	828,576
Plus: prior year fees waived subject to recoupment	—	40,841	—	—
Less: fees waived	(69,689)	—	(52,975)	—
Net expenses	144,704	909,477	238,060	828,576
Net investment income (loss)	(52,396)	571,465	245,203	3,867

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(865,376)	(17,286,571)	(3,219,811)	(19,496,373)
Net increase from payments by affiliates on the disposal
of investments in violation of restrictions (Note 3)	—	—	15,169	—
Capital gain distributions from regulated investment companies	—	14,118	9,614	116,167
Change in net unrealized depreciation on investments	(3,413,457)	(18,378,142)	(4,952,023)	(19,903,062)
Net realized and unrealized loss on investments	(4,278,833)	(35,650,595)	(8,147,051)	(39,283,268)
Net decrease in net assets resulting from operations	$(4,331,229)	$(35,079,130)	$(7,901,848)	$(39,279,401)

*	Fund commenced operations on February 29, 2008.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2008	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$14,248,027	$6,993,296
Net realized gain (loss) on investments	(92,784,754)	56,621,119
Net increase from payments by affiliates on the disposal
of investments in violation of restrictions (Note 3)	102,875	—
Capital gain distributions from regulated investment companies	28,284,244	15,775,231
Change in net unrealized appreciation (depreciation) on investments	(339,924,731)	138,199,535
Net increase (decrease) in net assets resulting from operations	(390,074,339)	217,589,181

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(14,248,027)	(6,992,417)
From net realized gain	(69,277,128)	(42,699,419)
Distribution in excess	(2,370,534)	—
Total distributions to shareholders	(85,895,689)	(49,691,836)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a) (b)	6,250,202	117,400,216
Total increase (decrease) in net assets	(469,719,826)	285,297,561

NET ASSETS
Beginning of year	941,302,488	656,004,927
End of year	$471,582,662	$941,302,488

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2008		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	7,897,695	$303,813,415	8,763,323	$378,855,199
Shares issued in reinvestment of distributions	1,998,630	83,542,723	1,190,069	48,340,616
Shares redeemed (b)	(10,518,039)	(381,105,936)	(7,175,979)	(309,795,599)
Net increase (decrease)	(621,714)	$6,250,202	2,777,413	$117,400,216

(b)  Net of redemption fees of $97,353 and $81,097, respectively.

The accompanying notes are an integral part of these financial statements.

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FUNDX AGGRESSIVE UPGRADER FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2008	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$4,807,675	$1,968,485
Net realized gain (loss) on investments	(35,401,973)	20,115,024
Net increase from payments by affiliates on the disposal
of investments in violation of restrictions (Note 3)	25,308	—
Capital gain distributions from regulated investment companies	8,429,476	5,754,992
Change in net unrealized appreciation (depreciation) on investments	(121,602,477)	59,273,166
Net increase (decrease) in net assets resulting from operations	(143,741,991)	87,111,667

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,807,675)	(1,968,202)
From net realized gain	(24,325,561)	(8,585,076)
Distribution in excess	(1,213,377)	—
Total distributions to shareholders	(30,346,613)	(10,553,278)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	1,181,425	18,741,023
Total increase (decrease) in net assets	(172,907,179)	95,299,412

NET ASSETS
Beginning of year	330,105,389	234,805,977
End of year	$157,198,210	$330,105,389

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2008		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,943,545	$133,606,110	3,505,959	$173,381,692
Shares issued in reinvestment of distributions	614,752	30,006,041	223,334	10,266,638
Shares redeemed (b)	(3,823,522)	(162,430,726)	(3,399,214)	(164,907,307)
Net increase (decrease)	(265,225)	$1,181,425	330,079	$18,741,023

(b)  Net of redemption fees of $49,813 and $92,381, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2008	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,848,590	$1,287,091
Net realized gain (loss) on investments	(7,239,261)	5,405,012
Net increase from payments by affiliates on the disposal
of investments in violation of restrictions (Note 3)	21,817	—
Capital gain distributions from regulated investment companies	3,505,802	1,965,317
Change in net unrealized appreciation (depreciation) on investments	(24,246,618)	6,271,688
Net increase (decrease) in net assets resulting from operations	(26,109,670)	14,929,108

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,987,645)	(977,177)
From net realized gains	(7,341,205)	(3,363,190)
Total distributions to shareholders	(9,328,850)	(4,340,367)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	(7,734,587)	15,703,515
Total increase (decrease) in net assets	(43,173,107)	26,292,256

NET ASSETS
Beginning of year	104,638,962	78,346,706
End of year	$61,465,855	$104,638,962
Undistributed net investment income	$170,741	$309,914

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2008		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	896,123	$29,279,776	1,501,666	$55,744,050
Shares issued in reinvestment of distributions	258,599	8,957,870	116,187	4,154,857
Shares redeemed (b)	(1,421,852)	(45,972,233)	(1,191,148)	(44,195,392)
Net increase (decrease)	(267,130)	$(7,734,587)	426,705	$15,703,515

(b)  Net of redemption fees of $27,722 and $27,158, respectively.

The accompanying notes are an integral part of these financial statements.

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FUNDX FLEXIBLE INCOME FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2008	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,792,986	$5,067,315
Net realized loss on investments	(4,580,541)	(889,893)
Capital gain distributions from regulated investment companies	1,326,928	639,315
Change in net unrealized appreciation (depreciation) on investments	(8,100,376)	3,717,246
Net increase (decrease) in net assets resulting from operations	(5,561,003)	8,533,983

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,533,696)	(3,077,793)
Total distributions to shareholders	(5,533,696)	(3,077,793)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	24,488,753	57,585,404
Total increase in net assets	13,394,054	63,041,594

NET ASSETS
Beginning of year	133,215,531	70,173,937
End of year	$146,609,585	$133,215,531
Undistributed net investment income	$4,082,724	$3,823,434

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2008		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,831,705	$84,456,631	3,793,437	$113,711,486
Shares issued in reinvestment of distributions	184,656	5,463,956	103,968	3,040,019
Shares redeemed (b)	(2,212,285)	(65,431,834)	(1,972,011)	(59,166,101)
Net increase	804,076	$24,488,753	1,925,394	$57,585,404

(b)  Net of redemption fees of $12,951 and $14,800, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX STOCK UPGRADER FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2008	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income loss	$(52,396)	$(101,157)
Net realized gain (loss) on investments	(865,376)	7,558,391
Change in net unrealized depreciation on investments	(3,413,457)	(3,480,747)
Net increase (decrease) in net assets resulting from operations	(4,331,229)	3,976,487

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(1,230,850)	—
Total distributions to shareholders	(1,230,850)	—

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)(b)	(2,082,471)	(52,558,819)
Total decrease in net assets	(7,644,550)	(48,582,332)

NET ASSETS
Beginning of year	13,801,182	62,383,514
End of year	$6,156,632	$13,801,182

(a)  Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	October 31, 2008		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	158,647	$4,136,644	219,330	$6,206,802
Shares issued in reinvestment of distributions	41,387	1,163,382	—	—
Shares redeemed (b)	(284,955)	(7,382,497)	(2,096,813)	(58,765,621)
Net decrease	(84,921)	$(2,082,471)	(1,877,483)	$(52,558,819)

(b)  Net of redemption fees of $1,957 and $1,275, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

Statements of Changes in Net Assets

	Year Ended	Period Ended
	October 31, 2008	October 31, 2007*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$571,465	$(90,652)
Net realized loss on investments	(17,286,571)	(2,994)
Capital gain distributions from regulated investment companies	14,118	—
Change in net unrealized appreciation (depreciation) on investments	(18,378,142)	8,154,723
Net increase (decrease) in net assets resulting from operations	(35,079,130)	8,061,077

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(571,465)	—
From net realized gain	(169,209)	—
Distribution in excess	(303,378)	—
Total distributions to shareholders	(1,044,052)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	28,325,231	43,265,262
Total increase (decrease) in net assets	(7,797,951)	51,326,339

NET ASSETS
Beginning of period/year	51,326,339	—
End of period/year	$43,528,388	$51,326,339

(a)  Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	October 31, 2008		October 31, 2007*
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,479,288	$98,185,886	1,907,936	$53,683,833
Shares issued in reinvestment of distributions	33,499	1,013,021	—	—
Shares redeemed (b)	(2,756,588)	(70,873,676)	(380,027)	(10,418,571)
Net increase	756,199	$28,325,231	1,527,909	$43,265,262

*	Fund commenced operations January 31, 2007.
(b)	Net of redemption fees of $5,236 and $198, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

Statements of Changes in Net Assets

	Year Ended	Period Ended
	October 31, 2008	October 31, 2007*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$245,203	$(46,826)
Net realized gain (loss) on investments	(3,219,811)	85,345
Net increase from payments by affiliates on the disposal
of investments in violation of restrictions (Note 3)	15,169	—
Capital gain distributions from regulated investment companies	9,614	—
Change in net unrealized appreciation (depreciation) on investments	(4,952,023)	2,379,061
Net increase (decrease) in net assets resulting from operations	(7,901,848)	2,417,580

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(245,203)	—
From net realized gain	(100,316)	—
Distribution in excess	(27,232)	—
Total distributions to shareholders	(372,751)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	816,117	18,096,429
Total increase (decrease) in net assets	(7,458,482)	20,514,009

NET ASSETS
Beginning of period/year	20,514,009	—
End of period/year	$13,055,527	$20,514,009

(a)  Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	October 31, 2008		October 31, 2007*
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	945,405	$22,219,949	1,044,575	$27,421,767
Shares issued in reinvestment of distributions	13,498	366,055	—	—
Shares redeemed (b)	(880,436)	(21,769,887)	(353,056)	(9,325,338)
Net increase	78,467	$816,117	691,519	$18,096,429

*	Fund commenced operations January 31, 2007.
(b)	Net of redemption fees of $4,928 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX TACTICAL UPGRADER FUND

Statements of Changes in Net Assets

Period Ended
October 31, 2008*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$3,867
Net realized loss on investments	(19,496,373)
Capital gain distributions from regulated investment companies	116,167
Change in net unrealized depreciation on investments	(19,903,062)
Net increase in net assets resulting from operations	(39,279,401)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	119,908,511
Total increase in net assets	80,629,110

NET ASSETS
Beginning of period	—
End of period	$80,629,110
Undistributed net investment income	$3,867

(a)  Summary of capital share transactions is as follows:

	Period Ended
	October 31, 2008*
	Shares	Value
Shares sold	6,459,950	$158,859,592
Shares redeemed (b)	(1,856,573)	(38,951,081)
Net increase	4,603,377	$119,908,511

*	Fund commenced operations February 29, 2008.
(b)	Net of redemption fees of $5,220.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2008		2007	2006	2005	2004
Net asset value, beginning of year	$49.65		$40.54	$35.62	$31.44	$28.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.74		0.42	(0.03)	0.30	(0.19)
Net realized and unrealized gain (loss) on investments	(20.21	)(2)	11.70	7.17	4.58	3.12
Total from investment operations	(19.47)		12.12	7.14	4.88	2.93

LESS DISTRIBUTIONS:
From net investment income	(0.74)		(0.42)	(0.01)	(0.29)	—
From net realized gain	(3.60)		(2.59)	(2.22)	(0.42)	—
Distribution in excess	(0.12)		—	—	—	—
Total distributions	(4.46)		(3.01)	(2.23)	(0.71)	—
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00 (3)	0.01	0.01	—
Net asset value, end of year	$25.72		$49.65	$40.54	$35.62	$31.44
Total return	(42.67	)%(2)	31.55%	20.70%	15.74%	10.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$471.5		$941.3	$656.0	$338.7	$228.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.16%		1.15%	1.23%	1.27%	1.31%
After expenses absorbed(5)	1.11%		1.11%	1.19%	1.27%	1.31%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.78%		0.85%	(0.14%)	0.84%	(0.73%)
After expenses absorbed(6)	1.83%		0.89%	(0.10%)	0.84%	(0.73%)
Portfolio turnover rate	167%		84%	112%	129%	139%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  This reimbursement comprises $0.006 of the Fund’s NAV as of October 31, 2008 and 0.02% of its total return for the fiscal year ended October 31, 2008. (Note 3)

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of  expenses to average net assets would have been 1.16%, 1.15% and 1.23% for the years ended October 31,2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.77%, 0.85% and (0.14)% for the years ended, October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$58.51	$44.20	$38.09	$32.60	$30.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.84	0.37	(0.04)	0.18	(0.21)
Net realized and unrealized gain (loss) on investments	(24.84)	15.86	7.67	6.05	2.01
Total from investment operations	(24.00)	16.23	7.63	6.23	1.80

LESS DISTRIBUTIONS:
From net investment income	(0.84)	(0.36)	—	(0.31)	(0.01)
From net realized gain	(4.23)	(1.58)	(1.58)	(0.45)	—
Distribution in excess	(0.21)	—	—	—	—
Total distributions	(5.28)	(1.94)	(1.58)	(0.76)	(0.01)
Paid-in capital from redemption fees (Note 2)	0.01	0.02	0.06	0.02	—
Net asset value, end of year	$29.24	$58.51	$44.20	$38.09	$32.60
Total return	(44.63)%	37.99%	20.52%	19.41%	5.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$157.2	$330.1	234.8	$70.4	$40.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(2):
Before fees waived and expenses absorbed	1.23%	1.24%	1.28%	1.42%	1.51%
After fees waived or recouped(3)	1.20%	1.20%	1.27%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(2):
Before fees waived and expenses absorbed	1.76%	0.70%	(0.14%)	0.42%	(0.77%)
After fees waived or recouped(4)	1.79%	0.74%	(0.13%)	0.34%	(0.76%)
Portfolio turnover rate	181%	95%	119%	116%	187%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.23%, 1.24% and 1.31% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(4)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.76%, 0.70% and (0.18)% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2008		2007	2006	2005	2004
Net asset value, beginning of year	$40.09		$35.89	$32.11	$30.06	$27.34

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.71		0.55	0.25	0.56	(0.23)
Net realized and unrealized gain (loss) on investments	(11.00	)(2)	5.55	5.28	2.65	3.30
Total from investment operations	(10.29)		6.10	5.53	3.21	3.07

LESS DISTRIBUTIONS:
From net investment income	(0.76)		(0.43)	(0.32)	(0.49)	—
From net realized gain	(2.81)		(1.48)	(1.44)	(0.67)	(0.35)
Total distributions	(3.57)		(1.91)	(1.76)	(1.16)	(0.35)
Paid-in capital from redemptions fees (Note 2)	0.01		0.01	0.01	0.00 (3)	—
Net asset value, end of year	$26.24		$40.09	$35.89	$32.11	$30.06
Total return	(27.81	)%(2)	17.68%	17.82%	10.84%	11.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$61.5		$104.6	$78.3	$43.8	$28.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.29%		1.27%	1.36%	1.48%	1.66%
After fees absorbed or recouped(5)	1.24%		1.25%	1.45%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	2.10%		1.34%	0.72%	1.59%	(1.10%)
After fees absorbed or recouped(6)	2.15%		1.36%	0.63%	1.57%	(0.94%)
Portfolio turnover rate	156%		101%	111%	107%	130%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  This reimbursement comprises $0.009 of the Fund’s NAV as of October 31, 2008 and 0.02% of its total return for the fiscal year ended October 31, 2008. (Note 3)

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.29%, 1.30% and 1.50% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(6)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.10%, 1.30% and 0.58% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX FLEXIBLE INCOME FUND

Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$30.93	$29.46	$28.33	$28.71	$27.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	1.04	1.08	1.23	1.10	0.87
Net realized and unrealized gain (loss) on investments	(2.05)	1.35	0.99	(0.34)	0.79
Total from investment operations	(1.01)	2.43	2.22	0.76	1.66

LESS DISTRIBUTIONS:
From net investment income	(0.38)	(0.96)	(1.09)	(1.09)	(0.70)
From net realized gain	(0.86)	—	—	(0.06)	(0.22)
Total distributions	(1.24)	(0.96)	(1.09)	(1.15)	(0.92)
Paid-in capital from redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	—
Net asset value, end of year	$28.68	$30.93	$29.46	$28.33	$28.71
Total return	(3.39)%	8.43%	8.06%	2.70%	6.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$146.6	$133.2	$70.2	$38.7	$22.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.93%	0.95%	1.09%	1.27%	1.45%
After fees waived and expenses absorbed(4)	0.94%	0.93%	0.93%	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	3.82%	4.33%	4.54%	4.08%	2.90%
After fees waived and expenses absorbed(5)	3.81%	4.35%	4.70%	4.36%	3.36%
Portfolio turnover rate	125%	51%	76%	83%	192%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.99%, 0.99% and 0.99% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

(5)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.76%, 4.29% and 4.64% for the years ended October 31, 2008, October 31, 2007 and October 31, 2006, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX STOCK UPGRADER FUND

Financial Highlights For a capital share outstanding throughout each period/year

	Years Ended October 31,		Period Ended
	2008	2007	October 31, 2006*
Net asset value, beginning of period / year	$31.99	$27.02	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.15)	(0.09)	(0.06)
Net realized and unrealized gain on investments	(10.83)	5.06	2.07
Total from investment operations	(10.98)	4.97	2.01
Paid-in capital from redemption fees (Note 2)	0.01	0.00 (1)	0.01

LESS DISTRIBUTIONS:
From net realized gain	(3.25)	—	—
Total distributions	(3.25)	—	—
Net asset value, end of period / year	$17.77	$31.99	$27.02
Total return	(38.02)%	18.39%	8.08	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$6.2	$13.8	$62.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.22%	2.03%	1.69	%+
After fees waived and expenses absorbed	1.50%	1.50%	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.26)%	(0.71)%	(0.56	)%+
After fees waived and expenses absorbed	(0.54)%	(0.18)%	(0.37	)%+
Portfolio turnover rate	348%	305%	315	%^

*	Fund commenced operations November 1, 2005.
(1)	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FUNDX ETF AGGRESSIVE UPGRADER FUND

Financial Highlights For a capital share outstanding throughout the period/year

	Year Ended	Period Ended
	October 31, 2008	October 31, 2007*
Net asset value, beginning of period / year	$33.59	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.30	(0.06)
Net realized and unrealized gain (loss) on investments	(14.28)	8.65
Total from investment operations	(13.98)	8.59

LESS DISTRIBUTIONS:
From net investment income	(0.30)	—
From net realized gain	(0.09)	—
Distribution in excess	(0.16)	—
Total distributions	(0.55)	—
Paid-in capital from redemption fees (Note 2)	0.00 (2)	0.00	(2)
Net asset value, end of period / year	$19.06	$33.59
Total return	(42.24)%	34.36	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$43.5	$51.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.33%	1.79	%+
After fees waived and expenses absorbed	1.39%	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.93%	(0.95	)%+
After fees waived and expenses absorbed	0.87%	(0.66	)%+
Portfolio turnover rate	407%	159	%^

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FUNDX ETF UPGRADER FUND

Financial Highlights For a capital share outstanding throughout the period/year

	Year Ended		Period Ended
	October 31, 2008		October 31, 2007*
Net asset value, beginning of period / year	$29.67		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.36		(0.07)
Net realized and unrealized gain (loss) on investments	(12.55)		4.74
Net increase from payments by affiliates on the disposal
of investments in violation of restrictions (Note 3)	0.02		—
Total from investment operations	(12.17)		4.67

LESS DISTRIBUTIONS:
From net investment income	(0.36)		—
From net realized gain	(0.15)		—
Distribution in excess	(0.04)		—
Total distributions	(0.55)		—
Paid-in capital from redemption fees (Note 2)	0.01		0.00
Net asset value, end of period / year	$16.96		$29.67
Total return	(41.68	)%(2)	18.68	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$13.1		$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.83%		2.07	%+
After fees waived and expenses absorbed	1.50%		1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.21%		(1.03	)%+
After fees waived and expenses absorbed	1.54%		(0.46	)%+
Portfolio turnover rate	547%		271	%^

*	Fund commenced operations January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (41.74)%.

(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FUNDX TACTICAL UPGRADER FUND

Financial Highlights For a capital share outstanding throughout the period

	Period Ended
	October 31, 2008*
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	0.00	(1)
Net realized and unrealized gain on investments	(7.48)
Total from investment operations	(7.48)
Paid-in capital from redemption fees (Note 2)	0.00	(1)
Net asset value, end of period	$17.52
Total return	(29.92	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$80.6
Ratio of expenses to average net assets	1.24	%+
Ratio of net investment income to average net assets	0.01	%+
Portfolio turnover rate	204	%^

*	Fund commenced operations February 29, 2008.
(1)	Amount is less than $0.01.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

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FUNDX UPGRADER FUNDS

Notes to Financial Statements October 31, 2008

Note 1 – Organization

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Stock Upgrader Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund and the FundX Tactical Upgrader Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.  FundX Stock Upgrader Fund (“Stock Fund”) commenced operations on November 1, 2005.  FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) and FundX ETF Upgrader Fund (“ETF Upgrader Fund”) commenced operations on January 31, 2007.  FundX Tactical Upgrader (“Tactical Fund”) commenced operations on February 29, 2008.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.  The investment objective of the Stock Fund is to seek long-term growth through capital appreciation.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Tactical Fund is to seek long-term capital appreciation; capital preservation is a secondary consideration.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of October 31, 2008 the Funds did not hold securities for which quotations were not readily available.

B.
Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At October 31, 2008, the following capital loss carryforwards were available:

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FUNDX UPGRADER FUNDS

Notes to Financial Statements October 31, 2008, Continued

	Capital Loss Carryforward	Expires
Upgrader Fund	62,114,175	10/31/16
Aggressive Fund	26,588,727	10/31/16
Conservative Fund	3,712,677	10/31/16
Flexible Income	292,536	10/31/13
	449,870	10/31/14
	239,089	10/31/15
	3,236,860	10/31/16
Stock Fund	860,180	10/31/16
ETF Aggressive	16,753,954	10/31/16
ETF Upgrader	2,951,314	10/31/16
Tactical Fund	18,187,241	10/31/16

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days, except for the ETF Aggressive Fund and ETF Upgrader Fund which charge a 2.00% redemption fee on shares held less than 7 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Securities Lending.  In order to generate additional income, the Funds may lend securities representing up to one-third of the value of their total assets to broker-dealers, banks, or other institutional borrowers of securities.  Each Fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  If the value of the securities on loan increases, additional collateral is received from the borrower.  As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

FAF Advisors, Inc. (“FAF Advisors”), an in-direct wholly owned subsidiary of U.S. Bancorp, serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds.  FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”).  FAF Advisors receives a fee of 0.25% of the average monthly collateral balance received for securities loaned.  Securities lending fees paid to FAF Advisors by the funds during the fiscal year ended October 31, 2008, were as follows;

Upgrader Fund	$70,166
Aggressive Fund	26,916
Conservative Fund	1,945
Flexible Income Fund	1,419
ETF Aggressive Fund	11,019
ETF Upgrader Fund	2,045

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FUNDX UPGRADER FUNDS

Notes to Financial Statements October 31, 2008, Continued

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors and interest income on the collateral held.  The Funds did not have securities on loan at October 31, 2008.

I.
New Accounting Pronouncements. Effective October 31, 2008, The Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.”  FIN 48 requires the evaluation of tax position taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Funds include Federal and the state of Massachusetts.  As of October 31, 2008, open Federal and Massachusetts tax years for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund include the tax years ended October 31, 2005 through October 31, 2008.  Open Federal and Massachusetts tax years for the Stock Fund include the tax years ended October 31, 2006 and October 31, 2008.  Open Federal and Massachusetts tax years for the ETF Aggressive Fund and ETF Upgrader Fund include the tax year ended October 31, 2007 through October 31, 2008.  Open Federal and Massachusetts tax years for the Tactical Fund include the tax year ended October 31, 2008.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end October 31, 2008.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe adoption of SFAS 157 will have no material impact on its financial statements.

In March of 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact of the Funds’ financial statement disclosures, if any, is currently being assessed.

J.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2008, the following adjustments were made:

	Undistributed Net	Accumulated
	Investment Income	Gains/Losses	Paid-in capital
Upgrader Fund	$2,370,534	$275	$(2,370,809)
Aggressive Fund	1,213,377	80	(1,213,457)
Conservative Fund	(118)	118	—
Stock Fund	52,396	2,677	(55,073)
ETF Aggressive Fund	303,378	—	(303,378)
ETF Upgrader Fund	27,232	—	(27,232)

These reclassifications were due to distributions in excess, net investment losses, and the tax treatment of distributions of short term gains.

Note 3 – Commitments and Other Related Party Transactions

DAL Investment Company, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of

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FUNDX UPGRADER FUNDS

Notes to Financial Statements October 31, 2008, Continued

0.70% based upon the average daily net assets of the Fund.  For the Stock Fund, the ETF Aggressive Fund, the ETF Upgrader Fund and the Tactical Fund the Advisor receives a monthly fee at the annul rate of 1.00% based upon the average daily net assets of each fund.  For the fiscal period ended October 31, 2008, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund incurred $7,426,575, $2,677,504, $858,890, $1,064,186, $96,490, $653,238, $158,661 and $663,561 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%	Stock Fund	1.50%
Aggressive Fund	1.50%	ETF Aggressive Fund	1.50%
Conservative Fund	1.50%	ETF Upgrader Fund	1.50%
Flexible Income Fund	0.99%	Tactical Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the fiscal period ended October 31, 2008 the Advisor voluntarily waived $69,689 in fees for the Stock Fund and $52,975 in fees for the ETF Upgrader Fund.

At October 31, 2008, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Flexible Income Fund, the Stock Fund and the ETF Upgrader Fund that may be recouped was $43,630, $260,877 and $111,739, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	October 31
	2009	2010	2011
Flexible Income Fund	$43,630	$—	$—
Stock Fund	71,365	119,823	69,689
ETF Upgrader Fund	—	58,764	52,975

For the fiscal year ended October 31, 2008, fees of $85,310, waived by the Advisor in 2005 and 2006, were recouped from the Flexible Income Fund.  For the fiscal year ended October 31, 2008, fees of $40,841, waived by the Advisor in 2007, were recouped from the ETF Aggressive Fund.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

For the fiscal year ended October 31, 2008, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund incurred $355,450, $127,300, $41,517, $75,316, $15,004, $30,790, $15,003 and $31,683 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the fiscal year ended October 31, 2008, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund were allocated $2,421, $2,413, $2,417, $2,413, $2,417, $2,409, $2,403 and $1,795 of the Trust’s Chief Compliance Officer Fee, respectively.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Notes to Financial Statements October 31, 2008, Continued

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the fiscal year ended October 31, 2008, this expense reduction, in the aggregate, equaled $381,028, $101,224, $45,528 and $72,728, for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.  These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”  For the fiscal period ended October 31, 2008, there were no fees waived for the Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund, and Tactical Fund.

The breakdown of these credits by the Funds offset the following service provider expense for the period ending October, 2008:

Fund	Custody	Fund Accounting	Fund Administration	Transfer Agency
Upgrader Fund	$39,001	$84,847	$143,376	$113,804
Aggressive Fund	9,230	20,600	33,597	37,797
Conservative Fund	5,021	8,112	18,680	13,715
Flexible Income Fund	6,909	16,801	31,101	17,917

During the fiscal year ended October 31, 2008, an investment was made by the Advisor that caused the FundX ETF Upgrader Fund to violate Section 12(d)(1)(a)(i) of the Investment Company Act of 1940.  In general, Section 12(d)(1)(a)(i) provides that a Fund may not acquire more than 3 percent of the total outstanding voting stock of another registered investment company.  Upon notification of the violation, the Advisor took corrective action and reimbursed the Fund for the loss caused by the violation in the amount of $15,169.  This payment from the Advisor comprises $0.02 of the Fund’s per share NAV as of October 31, 2008 and added 0.06% to the Fund’s total return for the fiscal year ended October 31, 2008.

During the fiscal year ended October 31, 2008, an investment was made by the Advisor that caused the FundX Upgrader Fund, FundX Aggressive Upgrader Fund and FundX Conservative Upgrader Fund to violate Section 12(d)(1)(a)(i) of the Investment Company Act of 1940.  Upon notification of the violation, the Advisor took corrective action and paid $102,875, $25,308 and $21,817, respectively, to the Funds, as determined by the Board of Directors.  These contributions from the Advisor comprise $0.006, $0.004 and $0.009 of the FundX Upgrader, FundX Aggressive Upgrader and FundX Conservative Upgrader Funds’ NAVs, respectively, as of October 31, 2008 and added 0.01%, 0.00% and 0.02%, respectively, to the Funds’ total returns for the fiscal year ended October 31, 2008.

Note 4 – Purchases and Sales of Securities

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the fiscal period ended October 31, 2008 are as follows:

	Purchases	Sales
Upgrader Fund	$1,303,628,763	$1,338,240,453
Aggressive Fund	487,301,302	501,638,036
Conservative Fund	134,425,430	145,536,813
Flexible Income Fund	211,571,488	185,751,010
Stock Fund	33,800,342	37,006,001
ETF Aggressive Fund	290,588,093	262,427,506
ETF Upgrader Fund	89,331,133	87,980,099
Tactical Fund	328,249,545	208,573,439

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2008 and 2007 for the Upgrader Fund was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$14,247,902	$10,060,077
Distribution in excess	2,370,659	—
Short-term capital gain	21,189,156	10,704,934
Long-term capital gain	48,087,972	28,926,825

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FUNDX UPGRADER FUNDS

Notes to Financial Statements October 31, 2008, Continued

The tax character of distributions paid during 2008 and 2007 for the Aggressive Fund was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$4,807,675	$1,968,202
Distribution in excess	1,213,377	—
Long-term capital gain	7,942,066	1,516,695
Short-term capital gain	16,383,495	7,068,381

The tax character of distributions paid during 2008 and 2007 for the Conservative Fund was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$1,987,645	$977,177
Short-term capital gain	1,145,805	376,676
Long-term capital gain	6,195,400	2,986,514

The tax character of distributions paid during 2008 and 2007 for the Flexible Income Fund was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$5,533,696	$3,077,793

The tax character of distributions paid during 2008 and 2007 for the Stock Fund was as follows:

	2008	2007
Distributions paid from:
Short-term capital gain	$281,780	$—
Long-term capital gain	949,070	—

The tax character of distributions paid during 2008 and 2007 for the ETF Aggressive Fund was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$571,465	$—
Distribution in excess	303,378	—
Short-term capital gain	169,209	—

The tax character of distributions paid during 2008 and 2007 for the ETF Upgrader Fund was as follows:

	2008	2007
Distributions paid from:
Ordinary income	$245,203	$—
Distribution in excess	27,232	—
Short-term capital gain	100,316	—

For the fiscal period ended October 31, 2008, there were no distributions for the Tactical Fund.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Notes to Financial Statements October 31, 2008, Continued

As of October 31, 2008, components of distributable earnings on a tax basis were as follows:

		FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Cost of investments	$604,305,402	$198,195,514	$71,265,093	$148,317,027
Gross tax unrealized appreciation	294,974	239,474	438,845	773,936
Gross tax unrealized depreciation	(132,508,461)	(41,329,325)	(10,178,229)	(3,166,499)
Net tax unrealized appreciation	(132,213,487)	(41,089,851)	(9,739,384)	(2,392,563)
Undistributed ordinary income	—	—	170,741	4,082,724
Undistributed long-term capital gain	(62,114,175)	(26,588,727)	(3,712,677)	(4,218,355)
Total distributable earnings	(194,327,662)	(67,678,578)	(13,281,320)	(2,528,194)
Other accumulated gains/(losses)	—	—	—	—
Total accumulated earnings	$(194,327,662)	$(67,678,578)	$(13,281,320)	$(2,528,194)

	FundX	FundX ETF	FundX	FundX
	Stock	Aggressive	ETF	Tactical
	Upgrader	Upgrader	Upgrader	Upgrader
	Fund	Fund	Fund	Fund
Cost of investments	$7,422,795	$54,872,445	$16,247,129	$102,204,941
Gross tax unrealized appreciation	47,160	—	—	5,063
Gross tax unrealized depreciation	(1,272,147)	(11,004,773)	(2,878,473)	(21,101,090)
Net tax unrealized appreciation	(1,224,987)	(11,004,773)	(2,878,473)	(21,096,027)
Undistributed ordinary income	—	—	—	3,867
Undistributed long-term capital gain	(860,180)	(16,753,954)	(2,951,314)	(18,187,241)
Total distributable earnings	(2,085,167)	(27,758,727)	(5,829,787)	(39,279,401)
Other accumulated gains/(losses)	—	—	—	—
Total accumulated earnings	$(2,085,167)	$(27,758,727)	$(5,829,787)	$(39,279,401)

Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

Note 6 – Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund a credit facility pursuant to eight separate Loan and Security Agreements for each of the above mentioned Funds for temporary or extraordinary circumstances.  For the fiscal year/period ended October 31, 2008, the average interest rate on the outstanding principal amount was 5.88%, 5.49%, 5.73%, 7.50%, 5.98%, 4.72%, 4.81% and 4.70%, respectively.  Advances are not collateralized by a first lien against the Funds’ assets.  During fiscal year/period ended October 31, 2008, the average outstanding average daily balances were $234,310 $272,022, $53,014, $4,150, $7,710, $56,423, $3,615 and $103,919, respectively.  The maximum amounts outstanding for the current lending agreement during that period were $8,717,600, $3,760,000, $1,927,000, $1,519,000, $364,000, $8,881,000, $226,000 and $2,663,000, respectively.  Interest expense amounted to $15,619, $15,117, $3,249, $483, $540, $2,332, $88 and $3,204, respectively, for the fiscal year/period ended October 31, 2008.  At October 31, 2008, the Aggressive Fund had loan payable balances of $310,000.  At October 31, 2008, the Upgrader Fund, Conservative Fund, Flexible Income Fund, Stock Fund, ETF Aggressive Fund, ETF Upgrader Fund and Tactical Fund did not have outstanding loan balances.

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FUNDX UPGRADER FUNDS

Notes to Financial Statements October 31, 2008, Continued

Note 7 – Investment Company Positions In Excess of 1% Total Outstanding Shares

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

At October 31, 2008, the following Funds had holdings that exceed this 1% threshold.  Information concerning these investments is as follows:

FundX Upgrader Fund
		Market Value as of
Fund Name	Shares	October 31, 2008
FBR Small Cap Financial Fund – Class I	69,997	$697,172
John Hancock US Global Leaders Fund – Class I	303,223	6,479,867
Oppenheimer Discover Fund – Class Y	100,363	4,032,589
Oppenheimer Quest for Opportunity Value Fund – Class A	417,816	9,672,442
	891,399	$20,882,070

Total net assets as of October 31, 2008		$471,581,662
Percentage of positions in excess of 1% of total outstanding shares		4.4%

FundX Aggressive Upgrader Fund
		Market Value as of
Fund Name	Shares	October 31, 2008
FBR Small Cap Financial Fund – Class I	69,997	$697,172
John Hancock US Global Leaders Fund – Class I	29,307	626,280
	99,304	$1,323,452

Total net assets as of October 31, 2008		$157,198,210
Percentage of positions in excess of 1% of total outstanding shares		0.8%

FundX Flexible Income Fund
		Market Value as of
Fund Name	Shares	October 31, 2008
Federated US Government Securities 1 – 3 Year Fund	415,780	$4,436,368
	415,780	$4,436,368

Total net assets as of October 31, 2008		$146,609,585
Percentage of positions in excess of 1% of total outstanding shares		3.0%

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FUNDX UPGRADER FUNDS

Report of Registered Independent Public Accounting Firm
Board of Trustees and Shareholders of
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, the FundX Flexible Income Fund, the FundX Stock Upgrader Fund, the FundX ETF Aggressive Fund, the FundX ETF Upgrader Fund, and the FundX Tactical Upgrader Fund each a series of shares of Professionally Managed Portfolios (the “Trust”), including the schedules of investments as of October 31, 2008, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significantly estimated made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds as of October 31, 2008, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2008

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FUNDX UPGRADER FUNDS

Trustees and Executive Officers

				Number of
				Portfolios
				in Fund
	Position	Term of Office		Complex(2)	Other
Name, Address	with	and Length		Overseen	Directorships
and Age	the Trust(1)	of Time Served	Principal Occupation During Past Five Years	by Trustees	Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	8	Trustee, Allegiant Funds.

Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	8	The Dana Foundation; The University of Virginia Law School Foundation.

Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	8	None.

Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	8	Independent Trustee, The Managers Funds, Managers AMG Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.

Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004 Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001.	Not Applicable	Not Applicable

Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).
				Not Applicable	Not Applicable

Elaine E. Richards (born 1968) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007),  formerly, Vice President and Legal Compliance Officer, U.S.  Bancorp Fund Services, LLC (1998-2004).
				Not Applicable	Not Applicable

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the FundX Upgrader Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

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FUNDX UPGRADER FUNDS

Approval of Investment Advisory Agreements (Unaudited)

At a meeting held on August 14, 2008, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreements with DAL Investment Company, LLC (the “Advisor” or “DAL”) for another annual term.  At this meeting and at a prior meeting held on June 23, 2008, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

The Trustees noted that DAL had contractually agreed to maintain certain annual expense ratios for each of the Funds.  The Trustees noted that a factor in the expense ratio for certain of the Funds was the recoupment by DAL of amounts that it had previously paid (either in the form of fee waivers or fund subsidies), and such recoupment was fair.  The Trustees also took into account that, except for the FundX Stock Upgrader Fund, DAL’s strategy involved investing in other mutual funds, which necessarily involved some degree of underlying fees, and that investors selecting this Fund were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectuses.

The Board specifically discussed the Advisor’s investment strategy for all of the FundX Funds (except for the FundX Stock Upgrader Fund) and its use of other investment companies and exchange-traded funds (“Acquired Funds”), including iShares, rather than making direct investments in the underlying securities in which the Acquired Funds invest.  The Board then discussed whether the services provided under the investment advisory agreement were duplicative of the services provided under the Acquired Funds’ advisory contracts.

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds on both an absolute basis, and in comparison to their peer funds as classified by Lipper.  The Board also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics.

For the FundX Aggressive Upgrader Fund, the Board noted that until recently, the Fund’s performance was in line with or above the median of its peer group for the relevant periods.

For the FundX Conservative Upgrader Fund, the Board noted that the Fund’s performance was generally in line with its peer group.

For the FundX Flexible Income Fund, the Board noted that the Fund’s performance was above or in line with the median of its peer group for all of the relevant periods.

For the FundX Stock Upgrader Fund, the Board noted that the Fund’s performance was good over all relevant periods.

For the FundX Upgrader Fund, the Board noted that the Fund’s performance was in line with and often times above the median of its peer group for the relevant periods.

For the FundX ETF Upgrader Fund, the Board noted that the Fund’s performance was below the median of its peer group for the relevant periods.

For the FundX ETF Aggressive Upgrader Fund, the Board noted that the Fund’s recent performance was below the median of its peer group although its long-term performance was above that of its peer group for the relevant periods.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Approval of Investment Advisory Agreements (Unaudited), Continued

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to their peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

For the FundX Aggressive Upgrader Fund, the Board noted that DAL had contractually agreed to maintain an annual expense ratio of 1.50%, and that the advisory fee and the Fund’s expenses were generally in line with its peer group median.

For the FundX Conservative Upgrader Fund, the Board noted that DAL had contractually agreed to maintain an annual expense ration of 1.50%.  The Trustees noted that the Fund’s advisory fee and total expense ratio was in line with its peer group median.

For the FundX Flexible Income Fund, the Board noted that DAL had contractually agreed to maintain an annual expense ratio of 0.99%.  The Trustees noted that the Fund’s contractual advisory fee and total expense ratio was generally in line with its peer group median.

For the FundX Stock Upgrader Fund, the Board noted that DAL had contractually agreed to maintain an annual expense ratio of 1.50%, which the Trustees noted was above its peer group median.  They further noted that while the contractual advisory fee was above its peer group, the net advisory fee was below the peer group.

For the FundX Upgrader Fund, the Board noted that DAL had contractually agreed to maintain an annual expense ratio of 1.50%.  The Trustees noted that the Fund’s total expense ratio was in line with its peer group median although its contractual advisory fee was slightly above its peer group median.

For the FundX ETF Upgrader Fund, the Board noted that DAL had contractually agreed to maintain an annual expense ratio of 1.50%.  The Trustees noted that the Fund’s total expense ratio was slightly above that of its peer group median and its contractual advisory fee was also slightly above its peer group median.

For the FundX ETF Aggressive Upgrader Fund, the Board noted that DAL had contractually agreed to maintain an annual expense ratio of 1.50%.  The Trustees noted that the Fund’s total expense ratio was slightly above that of its peer group median and its contractual advisory fee was also slightly above its peer group median.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed is specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

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FUNDX UPGRADER FUNDS

Federal Tax Information (Unaudited)

  For the fiscal year ended October 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Upgrader Fund	36.36%
Aggressive Fund	53.30%
Conservative Fund	48.91%
Flexible Income	0.00%
Stock Fund	0.00%
ETF Aggressive	84.62%
ETF Upgrader	88.99%
Tactical Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2008 was as follows:

Upgrader Fund	4.00%
Aggressive Fund	3.40%
Conservative Fund	17.00%
Flexible Income	0.00%
Stock Fund	0.00%
ETF Aggressive	6.80%
ETF Upgrader	21.10%
Tactical Fund	0.00%

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundx.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.fundx.com within ten business days after calendar quarter end.

WWW.UPGRADERFUNDS.COM

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FundX Upgrader Funds

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX Stock Upgrader Fund	STOCX	360877104
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349
FundX ETF Upgrader Fund	REMIX	742935331
FundX Tactical Upgrader Fund	TACTX	742935281

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FundX Upgrader Fund
	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$20,000	$19,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

FundX Aggressive Upgrader Fund
	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$19,500	$18,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

FundX Conservative Upgrader Fund
	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$16,000	$15,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

FundX Flexible Income Fund
	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$16,500	$15,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

FundX Stock Upgrader Fund
	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$16,000	$15,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

FundX ETF Aggressive Upgrader Fund
	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$16,000	$15,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

FundX ETF Upgrader Fund
	FYE 10/31/2008	FYE 10/31/2007
Audit Fees	$16,000	$15,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

FundX Tactical Upgrader Fund
	FYE 10/31/2008	FYE 10/31/2007*
Audit Fees	$10,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	N/A
All Other Fees	N/A	N/A

* The FundX Tactical Upgrader Fund commenced operations on February 29, 2008.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2008	FYE 10/31/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2008	FYE 10/31/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  December 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  December 31, 2008

By (Signature and Title)      /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  December 28, 2008

* Print the name and title of each signing officer under his or her signature.